FAIR VALUE MEASUREMENTS - Schedule of Derivative Liability Measurement Inputs (Details) - Q1 - Weighted Average	Mar. 31, 2024	Dec. 31, 2023
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	2.119	1.710
Expected term in years
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	2,500	2.5
Dividend rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.000	0.000
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.0450	0.0412